Invesco
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046

713 626 1919
www.invesco.com/us

February 10, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK 0000896435

Ladies and Gentlemen:

On behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 60 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed in order to update the prospectus for Invesco V.I. Managed Volatility Fund.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-4713.

Very truly yours,

/s/ Seba Kurian

Seba Kurian
Counsel